DUE TO BANKS AND CORRESPONDENTS (Details) - PEN (S/) S/ in Thousands	Dec. 31, 2019	Dec. 31, 2018
DUE TO BANKS AND CORRESPONDENTS
International funds and others	S/ 5,654,014	S/ 5,460,725
Promotional credit lines	2,938,981	2,389,086
Inter-bank funds	205,000	547,300
Due to banks and correspondents	8,797,995	8,397,111
Interest payable	43,737	51,029
Total	S/ 8,841,732	S/ 8,448,140